Property, plant and equipment - Disposal of non-current assets (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Net (gain)/ loss on disposals of non-current assets	¥ 626,657	¥ (69,449)	¥ (42,506)
Property, plant and equipment	300,171,142	285,622,907	282,061,272
Beijing Co-generation
Disclosure of detailed information about property, plant and equipment [line items]
Net (gain)/ loss on disposals of non-current assets	106,080
Huaneng Chongqing Luohuang Energy Sales Limited Liability Company ("Luohuang Energy Sales") (ii)
Disclosure of detailed information about property, plant and equipment [line items]
Net (gain)/ loss on disposals of non-current assets	80,683
Yingkou Power Plant (iii)
Disclosure of detailed information about property, plant and equipment [line items]
Net (gain)/ loss on disposals of non-current assets	74,851
Huaneng Qidong Wind Power Generation Co., Ltd. ("Qidong Wind Power") (iv)
Disclosure of detailed information about property, plant and equipment [line items]
Net (gain)/ loss on disposals of non-current assets	44,292
Huaneng Qinbei Power Generation Co., Ltd. ("Qinbei Power") (v)
Disclosure of detailed information about property, plant and equipment [line items]
Net (gain)/ loss on disposals of non-current assets	26,999
Laiwu Power (vi)
Disclosure of detailed information about property, plant and equipment [line items]
Net (gain)/ loss on disposals of non-current assets	24,944
Huaneng (Suzhou Industrial Park) Power Generation Co., Ltd. ("Suzhou Industrial Park Power") (vii)
Disclosure of detailed information about property, plant and equipment [line items]
Net (gain)/ loss on disposals of non-current assets	24,514
Yunhe Power (viii)
Disclosure of detailed information about property, plant and equipment [line items]
Net (gain)/ loss on disposals of non-current assets	23,978
Huaneng Power International, Inc. Yuhuan Power Plant ("Yuhuan Power Plant") (ix)
Disclosure of detailed information about property, plant and equipment [line items]
Net (gain)/ loss on disposals of non-current assets	20,378
Other items
Disclosure of detailed information about property, plant and equipment [line items]
Net (gain)/ loss on disposals of non-current assets	¥ 199,938
Number of other items | item	41
Original cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 595,034,068	¥ 556,244,130	¥ 526,657,481
Dismantled and scrapped equipment | Beijing Co-generation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	106,000
Dismantled and scrapped equipment | Huaneng Chongqing Luohuang Energy Sales Limited Liability Company ("Luohuang Energy Sales") (ii)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	81,000
Dismantled and scrapped equipment | Yingkou Power Plant (iii)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 66,000
Number of equipment parts dismantled | item	266
Dismantled and scrapped equipment | Huaneng Qinbei Power Generation Co., Ltd. ("Qinbei Power") (v)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 27,000
Dismantled and scrapped equipment | Huaneng (Suzhou Industrial Park) Power Generation Co., Ltd. ("Suzhou Industrial Park Power") (vii)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 25,000
Number of batches of coal storage yard windbreak, dust suppression walls, rotary heat exchangers dismantled | item	2
Number of absorption tower circulating pumps dismantled | item	8
Dismantled and scrapped equipment | Huaneng Power International, Inc. Yuhuan Power Plant ("Yuhuan Power Plant") (ix)
Disclosure of detailed information about property, plant and equipment [line items]
Net (gain)/ loss on disposals of non-current assets	¥ 20,000
Property, plant and equipment	¥ 23,000
Number of equipment parts dismantled | item	130
Dismantled and scrapped equipment | Original cost | Beijing Co-generation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 525,000
Dismantled and scrapped equipment | Original cost | Huaneng Chongqing Luohuang Energy Sales Limited Liability Company ("Luohuang Energy Sales") (ii)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	283,000
Dismantled and scrapped equipment | Original cost | Yingkou Power Plant (iii)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	270,000
Dismantled and scrapped equipment | Original cost | Huaneng Qinbei Power Generation Co., Ltd. ("Qinbei Power") (v)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	100,000
Dismantled and scrapped equipment | Original cost | Huaneng (Suzhou Industrial Park) Power Generation Co., Ltd. ("Suzhou Industrial Park Power") (vii)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	67,000
Dismantled and scrapped equipment | Original cost | Huaneng Power International, Inc. Yuhuan Power Plant ("Yuhuan Power Plant") (ix)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	145,000
Customized spare parts | Yingkou Power Plant (iii)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,000
Wind turbine blades | Huaneng Qidong Wind Power Generation Co., Ltd. ("Qidong Wind Power") (iv)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 49,000
Number of wind turbine blades dismantled | item	60
Wind turbine blades | Original cost | Huaneng Qidong Wind Power Generation Co., Ltd. ("Qidong Wind Power") (iv)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 111,000
SNCR denitrification system | Laiwu Power (vi)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25,000
SNCR denitrification system | Original cost | Laiwu Power (vi)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	44,000
Condenser and other equipment | Yunhe Power (viii)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 26,000
Number of equipment parts dismantled | item	96
Condenser and other equipment | Other items
Disclosure of detailed information about property, plant and equipment [line items]
Number of other items | item	55
Condenser and other equipment | Original cost | Yunhe Power (viii)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 130,000